Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Eric A Rauscher [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 475	$ 475
Debt, Weighted Average Interest Rate	10.00%
Interest Expense, Related Party	$ 36	47
Capture HD Inc Defined Benefit Plan Trust [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 1,000	1,000
Debt, Weighted Average Interest Rate	11.00%
Interest Expense, Related Party	$ 149	142
David Wallach [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 571	577
Debt, Weighted Average Interest Rate	10.23%
Interest Expense, Related Party	$ 58	60
Gregory L Sheldon [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 577	1,053
Debt, Weighted Average Interest Rate	10.22%
Interest Expense, Related Party	$ 59	112
Joseph Rauscher [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 195	195
Debt, Weighted Average Interest Rate	11.00%
Interest Expense, Related Party	$ 21	14
Kenneth Summers [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 100	189
Debt, Weighted Average Interest Rate	4.00%
Interest Expense, Related Party	$ 1	20
Schultz Family Revocable Living Trust [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 148	132
Debt, Weighted Average Interest Rate	9.88%
Interest Expense, Related Party	$ 15	14
Kimberly Bedford [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 148	160
Debt, Weighted Average Interest Rate	10.88%
Interest Expense, Related Party	$ 16	16
Lamer Sheldon [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 253	217
Debt, Weighted Average Interest Rate	9.03%
Interest Expense, Related Party	$ 23	$ 21